Other Noncurrent Liabilities - Schedule of other non current liabilities (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Other Liabilities, Noncurrent [Abstract]
Workers' compensation and general liability		$ 72,317		$ 71,243
Rent escalation liability		76,867		70,082
Capital leases and financing obligations		35,147		35,783
Deferred gain on sale leasebacks		17,639		18,929
Above market leases		15,806		18,043
Lease incentives		14,985		15,511
Asset retirement obligations		12,998		11,846
Postretirement medical benefit and other		21,634		30,231
Other noncurrent liabilities	$ 264,872	$ 267,393	$ 267,880	$ 271,668